Other Operating Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Other Operating Expenses
Write-offs for operating risks		$ 6,360	$ 5,475	$ 6,981
Operations expenses leasing		10,152	1,893	1,096
Card administration		2,890	3,921	3,373
Provisions for contingencies			6,880	6,360
Other		6,466	8,767	5,021
Total	$ 42,032	$ 25,868	$ 26,936	$ 22,831